CORNERCAP GROWTH FUND

                        ANNUAL REPORT TO SHAREHOLDERS










                                A Series of
                          CornerCap Group of Funds
                        A "Series" Investment Company











                          FOR THE FISCAL YEAR ENDED
                               MARCH 31, 1999

                         CORNERCAP GROUP OF FUNDS
                    MANAGER'S REPORT FOR THE SHAREHOLDERS
                      FOR THE YEAR ENDED MARCH 31, 1999

Dear Shareholder:

The fiscal year ended March 31, 1999, was probably the most unusual 12-month period in our history of investing. This is not because of the overall returns delivered in the market but because of the extremes and the narrowness of the market. The only stocks that performed well were the technology/internet stocks and a few giant companies, which tended to drive the returns of the major indices. All other stocks, which are the vast majority, were down significantly over this 12-month period.

In early April 1999, the above extremes reversed themselves. This represents a market leadership change for 1999 that we had predicted in our December 31, 1998, report, and we believe this recent shift in the market will remain intact. The technology sector has dropped dramatically in recent weeks, and the larger growth-oriented stocks have gone nowhere. Our value-oriented approach to investing, which was stampeded by the herd last year, is now being hoisted to new heights. These extreme near-term shifts in the market have clearly been reflected in the recent returns of our mutual funds, especially our all-equity CornerCap Growth Fund.

                                             ------12 Months Ending-----       Current Qtr
                                             3/31/97             3/31/98    (Through 5/21/99)
                                             -------             -------    -----------------
          CornerCap Growth Fund               47.8%               -26.0%          19.2%
          CornerCap Balanced Fund             18.4%*              - 0.5%          11.0%
             * 10-month return

We realize that fiscal year 1998 was a difficult period for our shareholders. We encourage you to always think long-term and to avoid the temptation of reacting to short-term events. The financial news media are bringing more information to us than ever before, and this is a good thing. However, we have to manage the information being presented and not let the media manage us. The media are not successful unless they can react quickly to events and arouse the emotions of their audience. Emotionally reacting to recent events is the best way we know to lose money in the market.

As a long-term investor, the most important thing to do is to use competent investment counsel, and we believe that CornerCap Investment Counsel meets those criteria. Of equal importance, you must set the appropriate level of risk for your long-term investments. Over time, and assuming competent investment decisions, higher risk will be rewarded with higher returns. These higher long-term returns will also come at a price, which is higher near-term volatility. That risk/return tradeoff is clearly illustrated by the returns (see above) from our all-equity growth fund versus our balanced fund, which has targeted a 40% investment in the bond market. Please call and talk with us if you would like to discuss this tradeoff in more detail.

We would like to report on some other activities relating to your mutual fund company. Effective March 31, 1998, your Board of Trustees approved changing the Funds to a Unified Fee Structure. The effect of this is that the investment advisor, CornerCap Investment Counsel, is responsible for all expenses of the Funds. The advisor is paid a flat annualized fee for the CornerCap Balanced Fund and the CornerCap Growth Fund of 1.3% and 1.5%, respectively. There are no load charges, 12(b)1 fees, or other selling costs associated with our Funds.

Our fund company and the service providers for our mutual funds are continuing to implement the Year 2000 (Y2K) compliance project. We have made significant progress on all internal operations, and the Y2K readiness plan is on schedule to meet our deadline. The current focus is on evaluating the compliance efforts of third-party service providers with whom we do business. We have also developed a comprehensive contingency plan designed to ensure continuing business operations in the event a Y2K problem does occur. We are currently testing and evaluating the contingency plan. Although there are no guarantees, we believe that the steps we are taking will protect the Funds' investment portfolios, as much as possible, from problems related to the Year 2000.


CORNERCAP INVESTMENT COUNSEL
MAY 28, 1999

         REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
CORNERCAP GROWTH FUND
ATLANTA, GEORGIA


We have audited the accompanying statement of assets and liabilities of CornerCap Growth Fund, including the portfolio of investments, as of March 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CornerCap Growth Fund as of March 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with generally accepted accounting principles.



                                       /S/ TAIT, WELLER & BAKER

                                       TAIT, WELLER & BAKER

PHILADELPHIA, PENNSYLVANIA
MAY 6, 1999

CORNERCAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

MARCH 31, 1999
______________________________________________________________________________

                                                                     VALUE
SHARES                                                             (NOTE 1-A)
------                                                             ----------
                        COMMON STOCKS - 96.98%
                        ----------------------

          APPAREL - 2.38%
54,300      Kellwood Co.                                           $  287,916
                                                                    ---------
          AUTOMOTIVES - 2.88%
57,500      TBC Corp. *                                               348,593
                                                                    ---------
          AUTO PARTS - 2.70%
20,100      Standard Products Company                                 326,625
                                                                    ---------
          BEVERAGES - 3.46%
 8,300      Canadaigua Brands, Inc. Class A *                         418,113
                                                                    ---------
          BUILDING MATERIALS - 2.89%
 6,500      Southdown, Inc.                                           348,969
                                                                    ---------
          CHEMICAL - SPECIALTY - 2.60%
24,900      Furon Company                                             314,362
                                                                    ---------
          COMPUTERS - 2.63%
25,850      Banctec, Inc. *                                           318,278
                                                                    ---------
          CONSTRUCTION - 1.92%
 8,600      Flour Corp.                                               232,200
                                                                    ---------
          DIVERSIFIED - 2.37%
13,100      Standex International Corp.                               286,563
                                                                    ---------
          ELECTRICAL EQUIPMENT - 2.61%
17,300      Ametek, Inc.                                              315,725
                                                                    ---------
          FOOD PROCESSING - 3.13%
19,900      Ralcorp Holdings *                                        378,100
                                                                    ---------
          FURNITURE - 3.00%
14,300      Haverty Furniture                                         362,862
                                                                    ---------
          HOLDINGS COMPANY - 2.75%
13,725      Crane Company                                             331,973
                                                                    ---------
          HOME BUILDERS - 2.15%
12,500      Pulte Corp                                                260,156
                                                                    ---------
          INSURANCE - 2.43%
 9,400      Orion Capital Corp                                        293,750
                                                                    ---------
          INDUSTRIAL SERVICES - 4.42%
11,300      ABM Industries                                            344,650
40,000      Health Management Systems *                               190,000
                                                                    ---------

                                                                      534,650
                                                                    ---------
          MACHINERY - 4.67%
19,100      Flowserve Corporation                                     297,244
10,600      Kulicke & Soffa Industries *                              267,650
                                                                    ---------

                                                                      564,894
                                                                    ---------
_______________________________________________________________________________

CORNERCAP GROWTH FUND

MARCH 31, 1999
_______________________________________________________________________________

                                                                      VALUE
SHARES                                                              (NOTE 1-A)
------                                                              ----------
                        COMMON STOCKS - 96.98%
                        ----------------------

          MARITIME - 0.71%
43,050      New OMI Corp. *                                            86,100
                                                                    ---------
          Metals - 5.50%
11,750      International Aluminum, Inc.                              292,281
16,950      Varlen Corp.                                              372,900
                                                                    ---------
                                                                      665,181
                                                                    ---------
          OIL AND GAS - 5.56%
32,400      Ensco International, Inc.                                 431,325
67,600      Parker Drilling Co. *                                     240,825
                                                                    ---------
                                                                      672,150
                                                                    ---------
          PACKAGING AND CONTAINERS - 4.27%
11,000      Ball Corp.                                                516,313
                                                                    ---------
          PUBLISHING - 2.92%
12,100      Deluxe Corp.                                              352,413
                                                                    ---------
          RECREATION - 8.10%
 7,600      Anchor Gaming *                                           332,500
25,800      Huffy Corp.                                               309,600
10,600      Polaris Industries                                        336,550
                                                                    ---------
                                                                      978,650
                                                                    ---------
          RESTAURANT - 6.35%
37,400      Piccadilly Cafeterias, Inc.                               397,375
23,700      NPC International *                                       370,313
                                                                    ---------
                                                                      767,688
                                                                    ---------
          RETAIL - 1.77%
13,600      Blair Corporation                                         214,200
                                                                    ---------
          STEEL - INTEGRATED   2.51%
20,700      Ryerson Tull                                              304,031
                                                                    ---------
          TEXTILES - 2.61%
54,300      Culp, Inc.                                                315,619
                                                                    ---------
          TOBACCO - 5.17%
12,850      United States Tobacco, Inc.                               335,706
11,300      Universal Corporation                                     288,856
                                                                    ---------

                                                                      624,562
                                                                    ---------
          THRIFT - 2.52%
14,500      Washington Federal, Inc.                                  304,500
                                                                    ---------

              Total Common Stocks (Cost $12,267,340)               11,725,136
                                                                    ---------
_______________________________________________________________________________

CORNERCAP GROWTH FUND

MARCH 31, 1999
________________________________________________________________________________

PRINCIPAL                                                              VALUE
 AMOUNT                                                              (NOTE 1-A)
---------                                                            ----------
                         SHORT-TERM INVESTMENTS - 3.65%
                         ------------------------------

$441,013  Wachovia Bank Short-Term Authorized Demand Notes
            (Cost $441,013)                                             441,013
                                                                    -----------
            Total Investments (Cost $12,708,353) (a)     100.63%     12,166,149
            Liabilities in Excess of Other Assets - Net   (0.63)%       (76,006)
                                                         -------    -----------

                Net Assets                               100.00%   $ 12,090,143
                                                                    ===========
         *    Non income producing security

        (a) Aggregate cost for federal income tax purpose is $12,708,353.

           At March 31, 1999, unrealized appreciation
           (depreciation) of securities for federal income tax purposes is as follows:

           Gross unrealized appreciation                           $ 1,667,455
           Gross unrealized depreciation                            (2,209,659)
                                                                    ----------

           Net unrealized depreciation                             $  (542,204)
                                                                    ==========









See accompanying notes to financial statements
_______________________________________________________________________________

CORNERCAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 1999
_______________________________________________________________________________

ASSETS
  Investments at market value,
    (Identified cost $12,708,353) (Note 1-A)                       $12,166,149
  Cash                                                                     644
  Receivable for investment securities sold                            568,222
  Interest receivable                                                    1,938
  Dividends receivable                                                  12,050
  Other assets                                                          11,109
                                                                    ----------

      Total assets                                                  12,760,112
                                                                    ----------

LIABILITIES
  Payable for investment securities purchased                          653,304
  Payable for fund shares redeemed                                       2,500
  Advisory fee payable                                                   8,907
  Service fees payable                                                   5,258
                                                                    ----------

      Total liabilities                                                669,969
                                                                    ----------

NET ASSETS
  (Applicable to 1,264,947 shares outstanding, unlimited shares
   authorized)                                                     $12,090,143


NET ASSET VALUE OFFERING AND REPURCHASE
  PRICE PER SHARE
  ($12,090,143 ) 1,264,947 shares)                                       $9.56
                                                                         =====

NET ASSETS
  At March 31, 1999, net assets consisted of:
   Paid-in capital                                                 $12,803,939
   Undistributed net investment income                                  33,790
   Accumulated net realized loss on investments                       (205,382)
   Net unrealized depreciation                                        (542,204)
                                                                    ----------

                                                                   $12,090,143
                                                                    ==========



See accompanying notes to financial statements
_______________________________________________________________________________

CORNERCAP GROWTH FUND

STATEMENT OF OPERATIONS

YEAR ENDED MARCH 31, 1999
_______________________________________________________________________________

INVESTMENT INCOME
  Income
   Dividends                                                        $  228,528
   Interest income                                                      27,588
                                                                   -----------

     Total income                                                      256,116
                                                                   -----------
  Expenses
   Management fee (Note 2)                                             148,217
   Service fees (Note 2)                                                74,109
                                                                   -----------

     Total expenses                                                    222,326
                                                                   -----------

       Net investment income                                            33,790
                                                                   -----------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss from security transactions                          (6,658)
  Change in unrealized appreciation of investments                  (4,653,062)
                                                                   -----------

     Net loss on investments                                        (4,659,720)
                                                                   -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(4,625,930)
                                                                   ===========






See accompanying notes to financial statements
_______________________________________________________________________________

CORNERCAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED MARCH 31, 1999 AND 1998

___________________________________________________________________________________________________

                                                                        1999             1998
                                                                        ----             ----
INCREASE (DECREASE) IN NET ASSETS FROM

  Operations
   Net investment income                                           $      33,790     $     26,275
   Net realized gain (loss) on investments                                (6,658)       3,153,012
   Increase (decrease) in unrealized appreciation
     of investments                                                   (4,653,062)       2,778,761
                                                                     -----------      -----------
     Net increase (decrease) in net assets
       resulting from operations                                      (4,625,930)       5,958,048
                                                                     -----------      -----------
  Distributions to shareholders from
   Net investment income ($0.22 per share)                                   -            (37,280)
   Realized gains ($1.48 and $1.87 per share, respectively)           (1,763,462)      (2,070,572)
                                                                     -----------      -----------
     Total distributions                                              (1,763,462)      (2,107,852)
                                                                     -----------      -----------
  Capital share transactions (a)
   Increase in net assets resulting from
     capital share transactions                                          537,716        1,235,326
                                                                     -----------      -----------

       Total increase (decrease) in net assets                        (5,851,676)       5,085,522

NET ASSETS
  Beginning of year                                                   17,941,819       12,856,297
  End of year
                                                                     -----------      -----------
   (including undistributed net investment income of
    $33,790 and $11,435, respectively)                              $ 12,090,143     $ 17,941,819
                                                                     ===========      ===========

(a)  Summary of capital share activity follows:

                                                     1999                              1998
                                           --------------------------        --------------------------
                                             Shares        Value              Shares         Value
                                             ------        -----              -----          -----
   Shares sold                               159,957    $ 1,965,699            204,161    $ 2,857,683
   Shares issued on
     reinvested of distributions             176,112      1,736,461            159,748      2,067,145
                                            --------     ----------           --------     ----------

                                             336,069      3,702,160            363,909      4,924,828
   Shares redeemed                          (279,339)    (3,164,444)          (254,409)    (3,689,502)
                                            --------     ----------           --------     ----------

   Net increase                               56,730    $   537,716            109,500    $ 1,235,326
                                            ========     ==========           ========     ==========

__________________________________________________________________________________________________________

See accompanying notes to financial statements

CORNERCAP GROWTH FUND

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)

_______________________________________________________________________________________________________________________

                                                                           YEARS ENDED MARCH 31,
                                                  -------------------------------------------------------------------

                                                     1999            1998           1997         1996         1995
                                                     ----            ----           ----         ----         ----
Per Share Operating Performance
  Net asset value, beginning of year                $ 14.85        $ 11.68        $  9.81       $ 8.61        $ 7.69
                                                     ------         ------         ------        -----         -----

  Income from investment operations -
   Net investment income                                .04            .21            .02          .04           .05
   Net realized and unrealized gain (loss)
     on investments                                   (3.85)          5.05           1.93         1.22           .89
                                                     ------         ------         ------        -----         -----

     Total from investment operations                 (3.81)          5.26           1.95         1.26           .94
                                                     ------         ------         ------        -----         -----
  Less distributions from
   Net investment income                                 -            (.22)          (.01)        (.06)         (.02)
   Realized gains                                     (1.48)         (1.87)          (.07)          -             -
                                                     ------         ------         ------        -----         -----
     Total distributions                              (1.48)         (2.09)          (.08)        (.06)         (.02)
                                                     ------         ------         ------        -----         -----

  Net asset value, end of year                      $  9.56        $ 14.85        $ 11.68       $ 9.81        $ 8.61
                                                     ======         ======         ======        =====         =====
Total Return                                         (25.98)%        47.69%         19.94%       14.64%        12.25%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year ($000)                    $12,090        $17,942        $12,856       $8,371        $7,299
  Ratios to average net assets
   Expenses                                            1.50%          1.56%          1.71%        1.75%         1.87%
   Net investment income                                .23%           .17%           .19%         .49%          .70%
  Portfolio turnover rate                             39.16%         48.82%         37.13%       40.83%        55.12%

_________________________________________________________________________________________________________________________
See accompanying notes to financial statements

CORNERCAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 1999
_______________________________________________________________________________

(1)  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     CornerCap Growth Fund (the "FUND") was organized on January 6, 1986 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. Investment operations commenced on July 17, 1986. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION - Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m. Eastern Standard time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included in such System are valued at the mean of the quoted bid and asked prices in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees. Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

     B. SECURITY TRANSACTIONS, INVESTMENT INCOME AND OTHER - Security transactions are recorded on the next business date after trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.


     C. DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

     D. ACCOUNTING ESTIMATES - In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


_______________________________________________________________________________

CORNERCAP GROWTH FUND

MARCH 31, 1999
________________________________________________________________________

(2)  TRANSACTIONS WITH AFFILIATES

     INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

       The Fund has an investment advisory agreement with CornerCap Investment Counsel, Inc. (the "ADVISOR"), pursuant to which the Advisor receives a fee, computed daily and payable monthly, at an annual rate of 1.0% of the average daily net assets.

       In addition, the Fund has a service agreement with the Advisor, pursuant to which the Advisor receives a fee, computed daily and payable monthly, at an annual rate of .50% of average net assets.

       The Advisor will provide day to day operational services to the Fund including, but not limited to, providing or arranging to provide accounting, administrative, legal (except litigation), dividend disbursing, transfer agent, registrar, custodial, shareholder reporting, sub accounting and recordkeeping services. All fees and expenses associated with these and other functions including, but not limited to, expenses of legal compliance, shareholder communication and meetings of the shareholders and the Board of Trustees will be paid by the Advisor.


(3)  PURCHASES AND SALES OF SECURITIES

     For the year ended March 31, 1999, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $5,556,761 and $5,631,789 respectively.


(4)  FEDERAL INCOME TAXES

     It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its share-holders. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.